OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 674
2016	599
2017	324
2018	291
2019	62
Amortized cost	$ 2,146